Other comprehensive income - Items may be reclassified: investments in subsidiaries, etc. (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that may be reclassified to profit or loss
Balance at beginning of year	€ (15,730)	€ (15,430)
Revaluation gains/(losses)			€ (131)
Net amounts transferred to profit or loss	154	398	1,716
Balance at end of year	(14,607)	(15,730)	(15,430)
Equity Investments
Items that may be reclassified to profit or loss
Balance at beginning of year	(267)	(222)	(153)
Revaluation gains/(losses)	(33)	(65)	(84)
Net amounts transferred to profit or loss	7	20	15
Balance at end of year	(293)	(267)	(222)
Equity Investments | Zurich Santander Insurance America S.L.
Items that may be reclassified to profit or loss
Balance at beginning of year	(159)	(145)
Balance at end of year	€ (145)	€ (159)	€ (145)